Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 11 — Stock-Based Compensation

2021 Plan

In August 2021, we adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which was approved by the stockholders of the Company in September 2021 and became effective immediately upon the closing of the Business Combination. The 2021 Plan provides for the grant of incentive and non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards, and other awards to employees, directors, and non-employees. Initially, the aggregate number of shares of Class A common stock that may be issued under the plan will not exceed 7,453,588 shares. In addition, the number of shares of Class A common stock reserved for issuance under the 2021 Plan will automatically increase on January 1st of each year, starting on January 1, 2022 and ending on December 31, 2030, in an amount equal to the lesser of (1) 2.0% of the total number of shares of Class A common stock outstanding on December 31 of the preceding year, or (2) a lesser number of Class A common stock determined by the board of directors prior to the date of the increase. The maximum number of Class A common stock that may be issued on the exercise of incentive stock options under the 2021 Plan is 22,360,764 shares.

2019 Plan

On October 11, 2019, we adopted the 2019 Equity Incentive Plan (the “2019 Plan”). The 2019 Plan terminated in connection with the Business Combination on September 16, 2021, and no further awards will be made under the 2019 Plan. Following the closing of the Business Combination, we assumed the outstanding stock options under the 2019 Plan and converted such stock options into options to purchase our common stock. Such stock options will continue to be governed by the terms of the 2019 Plan and the stock option agreements thereunder, until such outstanding options are exercised or until they terminate or expire.

Stock Options

A summary of our employee stock option activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	11,240,403	$0.11	9.61	$137.9
Granted	1,211,885	0.15
Exercised	(3,952,203)	0.12		39.1
Expired/forfeited	(54,464)	0.15
Outstanding as of December 31, 2021	8,445,621	0.12	8.64	50.0

Exercisable as of December 31, 2021	620,234	$0.10	8.50	$3.7
Vested and expected to vest as of December 31, 2021	8,445,621	0.12	8.64	50.0

A summary of our non-employee stock option activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,396,696	$0.15	9.84	$17.1
Granted	65,737	0.15
Exercised	(463,833)	0.15		5.2
Outstanding as of December 31, 2021	998,600	0.15	8.85	5.9

Exercisable as of December 31, 2021	58,591	$0.15	8.93	$0.3
Vested and expected to vest as of December 31, 2021	998,600	0.15	8.85	5.9

In January 2021, we granted 1,277,622 incentive and non-statutory stock options under the 2019 Plan.

Determination of Fair Value

The assumptions used in the Black-Scholes option pricing model are provided in the following table.

	Year Ended December 31,
	2021	2020
Risk-free interest rate:
Employee stock options	0.62%	0.52 — 1.52%
Non-employee stock options	1.08%	0.79%
Expected term (in years):
Employee stock options	6.32	6.02 — 6.32
Non-employee stock options	10.00	10.00
Expected volatility:
Employee stock options	87.94%	60.00 — 70.00%
Non-employee stock options	88.03%	60.00%
Dividend yield:
Employee stock options	0.00%	0.00%
Non-employee stock options	0.00%	0.00%
Grant date fair value per share:
Employee stock options	$13.65	$0.02 — $0.08
Non-employee stock options	$13.68	$0.10

We recognized stock-based compensation expense of $3.4 million and $0.5 million for employee and non-employees, respectively, for stock options for the year ended December 31, 2021. For the year ended December 31, 2020, we recognized $0.1 million and an immaterial amount of stock-based compensation expense related to stock options for employees and non-employees, respectively.

As of December 31, 2021, the total remaining stock-based compensation expense for unvested stock options was $13.6 million and $0.5 million for employees and non-employees, respectively, which are expected to be recognized over a weighted-average period of 1.5 years and 0.9 years for employees and non-employees, respectively.

Restricted Stock Units

A summary of our restricted stock activity is as follows:

		Weighted
	Number of	Average
	Shares	Grant Price
Outstanding as of January 1, 2021	570,722	$0.04
Granted	46,283,741	7.26
Vested	(10,596,167)	9.38
Forfeited	(8,900)	7.19
Outstanding as of December 31, 2021	36,249,396	6.53

In December 2021, we granted 6,265,293 RSUs under the 2021 Plan. The RSUs generally vest over a three or four-year period with a straight-line vesting and a 33% or 25% one-year cliff and remain subject to forfeiture if vesting conditions are not met. Upon vesting, RSUs are settled in Class A common stock on a one-for-one basis. The shares of Class A common stock underlying this grant are not issued and outstanding until the applicable vesting date.

Immediately prior to closing of the Business Combination, each of our founders was granted 20,009,224 RSUs under the 2019 Plan pursuant to the terms and conditions of the Business Combination Agreement. Considering each of the founder’s existing equity ownership and assuming the Founder Grants fully vest, it would result in each of the founders owning approximately 18% of all outstanding shares of the Total Outstanding Capitalization of the Company (as defined in the Business Combination Agreement). One-quarter of each Founder Grant vests upon the achievement of the earlier to occur of (i) a price-based milestone or (ii) a performance-

based milestone, with a different set of such price and performance-based milestones applying to each quarter of each Founder Grant and so long as the achievement occurs within seven years following the closing of the Business Combination.

We account for the Founder Grants as four separate tranches, with each tranche consisting of two award grants, a performance award grant and market award grant. Each tranche vests when either the market condition or performance condition is satisfied (only one condition is satisfied). We determined the fair value of the performance award by utilizing the trading price on the Closing Date. When the applicable performance milestone is deemed probable of being achieved, we will recognize compensation expense for the portion earned to date over the requisite period. For the market award, we determined both the fair value and derived service period using a Monte Carlo simulation model on the Closing Date. The Company will recognize compensation expense for the market award on a straight-line basis over the derived service period. If the applicable performance condition is not probable of being achieved, compensation cost for the value of the award incorporating the market condition is recognized, so long as the requisite service is provided. If the performance milestone becomes probable of being achieved, the full fair value of the award will be recognized, and any remaining expense for the market award will be cancelled.

The following assumptions were used to estimate the fair value, using the Monte Carlo simulation, of the market award grant:

December 31, 2021
Stock price	$9.92
Term (in years)	7
Volatility	55.00%
Risk-free interest rate	1.13%
Dividend yield	0.00%

For the year ended December 31, 2021, the Company recorded $118.1 million of expense for the amortized portion of the market award and the vesting of one-quarter of each Founder Grant, totaling 5,002,306 shares each of Class B common stock, in general and administrative expenses in the statements of operations and comprehensive loss. For the year ended December 31, 2021, the Company recorded recurring expense of $1.6 million related to restricted stock awards. For the year ended December 31, 2020, the Company recognized an immaterial amount of stock-based compensation expense related to restricted stock awards.

As of December 31, 2021, the total remaining stock-based compensation expense for unvested restricted stock was $322.3 million, which is expected to be recognized over a weighted-average period of 2.6 years.

The Company records stock-based compensation expense for stock-based compensation awards based on the fair value on the date of grant. The stock-based compensation expense is recognized ratably over the course of the requisite service period.

The Company has elected to account for forfeitures as they occur and will record stock-based compensation expense assuming all stockholders will complete the requisite service period. If an employee forfeits an award because they fail to complete the requisite service period, the Company will reverse stock-based compensation expense previously recognized in the period the award is forfeited.

The following table presents stock-based compensation expense included in each respective expense category in the statements of operations and comprehensive loss (in millions):

	Year Ended December 31,
	2021	2020
Research and development	$3.7	$—
General and administrative	119.9	0.2
Total stock-based compensation expense	$123.6	$0.2

Employee Stock Purchase Plan

In August 2021, we adopted the 2021 Employee Stock Purchase Plan (the “ESPP”), which became effective immediately upon the closing of the Business Combination. The ESPP permits eligible employees to purchase shares of Class A common stock at a price equal to 85% of the lower of the fair market value of Class A common stock on the first day of an offering or on the date of purchase.

The maximum number of shares of Class A common stock that may be issued under the ESPP will not exceed 4,969,059 shares. Additionally, the number of shares of Class A common stock reserved for issuance under the ESPP will automatically increase on January 1st of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by the lesser of (i) 1.0% of the total number of shares of Class A common stock outstanding on December 31st of the preceding calendar year; (ii) 9,938,118 shares of Class A common stock; or (iii) such lesser number of shares of the Company as determined by the board of directors.

Warrants

A summary of our warrant activity is as follows (in millions, except share and per share data):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value
Outstanding as of January 1, 2021	1,671,202	$0.01	3.85	$20.7
Issued	15,818,788	0.01
Exercised	(8,845,058)	0.01		85.3
Outstanding as of December 31, 2021	8,644,932	0.01	8.87	52.1

Vested as of December 31, 2021	1,524,522	$0.01	4.10	$9.2

United Airlines

On January 29, 2021, the Company entered into the Purchase Agreement, United Collaboration Agreement, and United Warrant Agreement with United. Under the terms of the Purchase Agreement, United has a conditional purchase order for up to 200 of our aircraft, with an option to purchase an additional 100 aircraft. Those purchases are conditioned upon us meeting certain conditions that include, but are not limited to, the certification of our aircraft by the FAA and further negotiation and reaching of mutual agreement on certain material terms related to the purchases. We issued 14,741,764 warrants to United to purchase shares of the Company’s common stock. Each warrant provides United with the right to purchase one share of our Class A common stock at an exercise price of $0.01 per share. The warrants vest in four equal installments in accordance with the following milestones: the execution of the Purchase and United Collaboration Agreements, completion of the Business Combination, the certification of the aircraft by the FAA, and the initial sale of aircraft to United.

On January 29, 2021, a valuation of the Company’s common stock was performed, valuing the Company’s common stock at $13.35 per share. The value of the common stock was determined using a hybrid approach of the OPM and PWERM, with the PWERM weighted at 80% primarily based on management’s expectation of the planned merger as described in Note 1 and the OPM weighted at 20% due to uncertainties in the timing of other possible scenarios. The Company used the OPM to allocate value in a stay private scenario. Given the $0.01 exercise price, each warrant also had a fair value of $13.35 at the grant date.

The Company determined that as a result of the relationship established by signing the Purchase Agreement, United is a customer with the intention of obtaining the output of the Company’s ordinary activities (design and production of aircraft). United has not contracted to share in the risks and benefits of development of the aircraft, and United is not otherwise involved in the development of the aircraft. As a result, the Company accounts for the Purchase and United Collaboration Agreements under ASC 606. The Company identified the sale of each aircraft ordered by United as a separate performance obligation in the contract. As the performance obligations have not been satisfied, the Company has not recognized any revenue as of December 31, 2021.

With respect to the four warrant vesting milestones outlined above, the Company accounts for them as consideration payable to a customer under ASC 606 related to the future purchase of aircraft by United. Pursuant to ASC 718, the Company measured the grant date fair value of the warrants to be recognized upon the achievement of each of the four milestones and the vesting of the related warrants. The Company determined that the warrants will be classified as equity awards based on the criteria of ASC 480, Distinguishing Liabilities from Equity and ASC 718.

Pursuant to ASC 606, consideration payable to the customer is generally accounted for as a reduction to revenue and recorded at the later of when (i) the entity recognizes revenue for the transfer of related goods, or (ii) the entity pays the consideration. Due to the nature of the four warrant vesting milestones, and the Company’s unique circumstances upon the actual or anticipated vesting dates as described below, the recognition pattern and cost presentation of each will differ. For the first milestone, issuance of the warrant in conjunction with the execution of the Purchase and United Collaboration Agreements, the Company has recorded the grant date fair value of the respective warrant tranche at the vesting date upon satisfaction of the milestone. The Company does not believe that the consideration payable for the first milestone was provided in exchange for a distinct good or service. Rather, the consideration was to induce United to commit to a contingent purchase agreement for an aircraft from the Company. The related costs for this milestone were recorded in other warrant expense in the statements of operations and comprehensive loss due to the absence of historical or probable future revenue. For the second milestone, the completion of the Business Combination, the related costs were also recorded in other warrant expense in the statements of operations and comprehensive loss due to the absence of historical or probable future revenue. For the third warrant vesting milestone, the certification of the aircraft by the FAA, the Company will assess whether it is probable that the award will vest at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will begin capitalizing the grant date fair value of the associated warrant as an asset through the vesting date and subsequently amortize the asset as a reduction to revenue as it sells the new aircraft to United. For the fourth milestone, the sale of aircraft to United, the Company will record the cost associated with the vesting of each portion of warrants within this milestone as a reduction of the transaction price as revenue is recognized for each sale of the aircraft. As of December 31, 2021, the first and second vesting milestones had been achieved. Accordingly, the Company recorded the associated expense of $117.3 million for the year ended December 31, 2021 related to 8,845,058 warrants that vested.

FCA US LLC

On November 6, 2020, we entered into a Collaboration Agreement with FCA US LLC (“FCA”) (the “FCA Collaboration Agreement”), in which both parties agreed to work together to complete a series of fixed duration collaboration projects related to our ongoing efforts to design, develop, and bring up production capabilities for our aircraft. We issued a warrant to FCA on November 6, 2020, in which FCA has the right to purchase up to 1,671,202 shares of our Class A common stock at an exercise price of $0.01 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination, or other similar recapitalization). In September 2020, a valuation of the Company’s common and preferred stock was performed, valuing our common stock and Series A Preferred Stock at $0.15 and $1.20 per share, respectively. The warrant expires on November 6, 2025. Shares under the warrant vest based on the completion of specific aircraft development milestones identified under the FCA Collaboration Agreement which are expected to be achieved on a rolling basis through December 2022.

As the Company is currently in pre-revenue stage and is not generating any revenue from the FCA Collaboration Agreement, all costs incurred with third parties are recorded based on the nature of the cost incurred. The Company accounts for the warrant in accordance with the provisions of ASC 718. The Company will assess whether it is probable that the award will vest for each of the seven milestones at the end of every reporting period. If and when the award is deemed probable of vesting, the Company will recognize compensation expense for the portion of the grant determined probable of vesting on a straight-line basis over the duration of each milestone. If services had been provided by FCA prior to management determining the milestone is probable of being achieved, a cumulative catch-up adjustment will be recorded for services performed in prior periods. Costs incurred under the FCA Collaboration Agreement and warrant are associated with the design, development, and bring up of production for our aircraft. During the year ended December 31, 2021, the Company recorded $0.2 million in R&D expense in the statements of operations and comprehensive loss. As of December 31, 2021, four milestones have been completed, amounting to 986,010 shares that have vested.

FCA Italy S.p.A.

On July 19, 2021, we entered into a manufacturing consulting agreement with an affiliate of FCA, FCA Italy S.p.A. (“FCA Italy”) (the “Manufacturing Consulting Agreement”), in which both parties agreed to work together to complete a series of fixed duration projects to develop manufacturing and production processes in connection with our ongoing efforts to bring up production capabilities for our aircraft. In conjunction with the Manufacturing Consulting Agreement, we issued a warrant to FCA Italy, in which FCA Italy has the right to purchase up to 1,077,024 shares of our Class A common stock at an exercise price of $0.01 per share. In August 2021, a valuation of the warrant was performed, valuing it at $8.98 per share. The shares underlying the warrant vest in two equal installments in accordance with two time-based milestones.

The Company accounts for the warrant in accordance with ASC 718. The Company recognized compensation cost for half of the shares that were fully vested upon execution of the Manufacturing Consulting Agreement. The Company will recognize compensation cost for the remaining half of the warrant as the related services are received from FCA Italy on a straight-line basis over the service period of 12 months. During the year ended December 31, 2021, the Company recorded $6.8 million of expense in R&D expense in the statements of operations and comprehensive loss related to the warrants that vested.